Capital Stock	6 Months Ended
Jun. 30, 2013
Capital Stock

11. CAPITAL STOCK

We have authorized capital stock of 100,000,000 shares of common stock and 100,000 shares of preferred stock. As of June 30, 2013 and December 31, 2012, we had 53,578,394 and 53,213,264 shares of common stock outstanding, respectively. There were no shares of preferred stock outstanding as of June 30, 2013 and December 31, 2012.